SHORT-TERM INVESTMENTS (Schedule of Continuity of GICs and Bonds) (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Balance	[1]	$ 15,140,719	$ 8,361,655
Balance		143,914	15,140,719	[1]
Guaranteed Investment Certificates [Member]
Disclosure of fair value measurement of assets [line items]
Balance		14,677,890
Acquisition			14,895,360
Interest earned		69,206	2,255
Interest received		(70,964)
Disposition		(15,596,974)
Foreign currency translation impact		920,842	(219,725)
Balance			14,677,890
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Balance		462,829	8,361,655
Interest earned			269,275
Loss on fair value change		(318,915)	(279,768)
Coupon payment			(299,005)
Disposition			(7,589,328)
Balance		$ 143,914	$ 462,829

[1]	Restated for change in presentation currency (note 2(c))